Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment consisted of the following:

	December 31, 2014		December 31,2013
	RMB	US$	RMB
Buildings	77,828	12,544	76,888
Plant and equipment	764,093	123,149	759,970
Computer equipment	2,459	396	2,367
Furniture and fixtures	13,444	2,167	12,201
Motor vehicles	2,094	337	2,093
	859,918	138,593	853,519
Less: accumulated depreciation	(377,384)	(60,823)	(328,742)
	482,534	77,770	524,777